Equity Capital Structure	6 Months Ended
Jun. 30, 2021
Equity Capital Structure [Abstract]
Equity Capital Structure
7.	Equity Capital Structure:

Under the Company's articles of incorporation, the Company's authorized capital stock consists of 2,000,000,000 shares, par value $0.001 per share, of which 1,950,000,000 shares are designated as common shares and 50,000,000 shares are designated as preferred shares. For a further description of the terms and rights of the Company’s capital stock and details of its previous equity transactions please refer to Note 7 of the consolidated financial statements for the year ended December 31, 2020, included in the Company’s 2020 Annual Report.

2021 First Registered Direct Equity Offering

On December 30, 2020, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 9,475,000 common shares and warrants to purchase up to 9,475,000 common shares (the “2021 First Private Placement Warrants”) in a registered direct offering or the 2021 First Registered Direct Equity Offering. In connection with the 2021 First Registered Direct Equity Offering, which closed on January 5, 2021, the Company received gross and net cash proceeds of approximately $18.0 million and $16.5 million, respectively.

The 2021 First Private Placement Warrants issued in the 2021 First Registered Direct Equity Offering had a term of five years and were exercisable immediately and throughout their term for $1.90 per common share (American style option). The exercise price of the 2021 First Private Placement Warrants was subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

As of February 10, 2021, all the 2021 First Private Placement Warrants had been exercised, and, pursuant to their exercise and the issuance by the Company of 9,475,000 common shares, the Company received gross and net proceeds of $18.0 million.

On initial recognition the fair value of the 2021 First Private Placement Warrants was $22.2 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the 2021 First Private Placement Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the 2021 First Private Placement Warrants valuation was 137.5%. A 5% increase in the volatility applied would have led to an increase of 1.7% in the fair value of the 2021 First Private Placement Warrants.

2021 Second Registered Direct Equity Offering

On January 8, 2021, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 13,700,000 common shares and warrants to purchase up to 13,700,000 common shares (the “2021 Second Private Placement Warrants”) in a registered direct offering or the 2021 Second Registered Direct Equity Offering. In connection with the 2021 Second Registered Direct Equity Offering, which closed on January 12, 2021, the Company received gross and net cash proceeds of approximately $26.0 million and $24.1 million, respectively.

The 2021 Second Private Placement Warrants issued in the 2021 Second Registered Direct Equity Offering had a term of five years and were exercisable immediately and throughout their term for $1.90 per common share (American style option). The exercise price of the 2021 Second Private Placement Warrants was subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

As of February 10, 2021, all the 2021 Second Private Placement Warrants had been exercised, and, pursuant to their exercise and the issuance by the Company of 13,700,000 common shares, the Company received gross and net proceeds of $26.0 million.

On initial recognition the fair value of the 2021 Second Private Placement Warrants was $37.3 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the 2021 Second Private Placement Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the 2021 Second Private Placement Warrants valuation was 152.1%. A 5% increase in the volatility applied would have led to an increase of 1.3% in the fair value of the 2021 Second Private Placement Warrants.

2021 Third Registered Direct Equity Offering

On April 5, 2021, the Company entered into agreements with certain unaffiliated institutional investors pursuant to which it offered and sold 19,230,770 common shares and warrants to purchase up to 19,230,770 common shares (the “2021 Third Private Placement Warrants”) in a registered direct offering or the 2021 Third Registered Direct Equity Offering. In connection with the 2021 Third Registered Direct Equity Offering, which closed on April 7, 2021, the Company received gross and net cash proceeds of approximately $125.0 million and $116.3 million, respectively.

The 2021 Third Private Placement Warrants issued in the 2021 Third Registered Direct Equity Offering have a term of five years and are exercisable immediately and throughout their term for $6.50 per common share (American style option). The exercise price of the 2021 Third Private Placement Warrants is subject to appropriate adjustment in the event of certain stock dividends and distributions, stock splits, stock combinations, reclassifications or similar events affecting the Company’s common shares and also upon any distributions of assets, including cash, stock or other property to existing shareholders.

Between their issuance date and June 30, 2021, there were no exercises of the Third Private Placement Warrants and, as a result, as of June 30, 2021, 19,230,770 Third Private Placement Warrants remained unexercised and potentially issuable into common stock of the Company.

On initial recognition the fair value of the 2021 Third Private Placement Warrants was $106.6 million and was determined using the Black-Scholes methodology. The fair value was considered by the Company to be classified as Level 3 in the fair value hierarchy since it was derived by unobservable inputs. The major unobservable input in connection with the valuation of the 2021 Third Private Placement Warrants was the volatility used in the valuation model, which was approximated by using historical observations of the Company’s share price. The annualized historical volatility that has been applied in the 2021 Third Private Placement Warrants valuation was 201.7%. A 5% increase in the volatility applied would have led to an increase of 0.7% in the fair value of the 2021 Third Private Placement Warrants.

The Company accounted for the 2021 First, Second and Third Private Placement Warrants as equity in accordance with the accounting guidance under ASC 815-40. The accounting guidance provides a scope exception from classifying and measuring as a financial liability a contract that would otherwise meet the definition of a derivative if the contract is both (i) indexed to the entity's own stock and (ii) meets the equity classifications conditions. The Company concluded these warrants were equity-classified since they contained no provisions which would require the Company to account for the warrants as a derivative liability, and therefore were initially measured at fair value in permanent equity with subsequent changes in fair value not measured.

At-the-market (“ATM”) common stock offering program

On June 14, 2021, the Company, entered into an equity distribution agreement, or as commonly referred to, an at-the-market offering, with Maxim Group LLC (“Maxim”), under which the Company may sell an aggregate offering price of up to $300.0 million of its common stock with Maxim acting as a sales agent over a minimum period of 12 months (the “ATM Program”). No warrants, derivatives, or other share classes were associated with this transaction. As of June 30, 2021, the Company had received gross proceeds of $10.1 million under the ATM Program by issuing 3,563,407 common shares, whereas, the net proceeds under the ATM Program, after deducting sales commissions and other transaction fees and expenses, amounted to $9.7 million.

Issuance of common stock in connection with the Class A Warrants and the July 2020 equity offering warrants

During the six months ended June 30, 2021, the Company issued 5,546,705 common shares upon the exercise of an equivalent number of Class A Warrants issued in the June 2020 follow-on offering and 5,707,135 common shares upon the exercise of an equivalent number of warrants issued in the July 2020 follow-on equity offering. As of June 30, 2021, the Company raised $39.4 million in proceeds from the partial exercise of warrants issued in the respective equity offerings.

Reverse Stock Split

On May 28, 2021, the Company effected a 1-for-10 reverse stock split of its common stock without any change in the number of authorized common shares. All share and per share amounts, as well as warrant shares eligible for purchase under the Company's effective warrant schemes in the accompanying unaudited interim consolidated financial statements have been retroactively adjusted to reflect the reverse stock split. As a result of the reverse stock split, the number of outstanding shares as of May 28, 2021, was decreased to 89,955,848 while the par value of the Company's common shares remained unchanged to $0.001 per share.